SCHEDULE OF CARRYING VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investments in Financial Assets	$ 14,222	$ 7,892
Cash	14,707	10,846
Restricted Cash	12,948	7,481
Trade Receivables	6,441	1,547
Other Receivables	63	74
Accrued Liabilities	13,374	11,866
Customer Deposits	12,948	7,481
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cash	14,707	10,846
Restricted Cash	12,948	7,481
Trade Receivables	6,441	1,547
Other Receivables	63	74
Total Financial Assets Not Measured at Fair Value (FV)	34,159	19,948
Accounts Payable	571	474
Accrued Liabilities	13,374	11,866
Customer Deposits	12,948	7,481
Other Payables	302	1,188
Total Financial Liabilities Not Measured at Fair Value (FV)	27,195	21,009
Gross carrying amount [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Cash	14,707	10,846
Restricted Cash	12,948	7,481
Trade Receivables	6,441	1,547
Other Receivables	63	74
Total Financial Assets Not Measured at Fair Value (FV)	34,159	19,948
At fair value [member]
IfrsStatementLineItems [Line Items]
Investments in Financial Assets	14,222	7,892
Total Financial Assets Measured at Fair Value (FV)	14,222	7,892
Total Financial Liabilities Measured at Fair Value (FV)		242
Cash
Restricted Cash
Trade Receivables
Other Receivables
Total Financial Assets Not Measured at Fair Value (FV)
Accounts Payable	571	474
Accrued Liabilities	13,374	11,866
Customer Deposits	12,948	7,481
Other Payables	302	1,188
Total Financial Liabilities Not Measured at Fair Value (FV)	27,195	21,009
At fair value [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured at Fair Value (FV)	269	242
Level 1 of fair value hierarchy [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Investments in Financial Assets	14,222	7,892
Total Financial Assets Measured at Fair Value (FV)	14,222	7,892
Cash
Restricted Cash
Trade Receivables
Other Receivables
Total Financial Assets Not Measured at Fair Value (FV)
Level 2 of fair value hierarchy [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Investments in Financial Assets
Total Financial Liabilities Measured at Fair Value (FV)		242
Cash
Restricted Cash
Trade Receivables
Other Receivables
Total Financial Assets Not Measured at Fair Value (FV)
Level 2 of fair value hierarchy [member] | At fair value [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured at Fair Value (FV)	$ 269	$ 242